Statement of Changes in Equity - EUR (€) € in Millions		Total		Called Up Share Capital [member]	Share Premium Account [member]	Other Reserves [member]	Retained Profit [member]	Equity Attributable to Owners of Parent [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2016		€ 16,980		€ 484	€ 134	€ (7,443)	€ 23,179	€ 16,354	€ 626
Profit or loss for the period		3,317					3,110	3,110	207
Gains/(losses) on
Fair value gains/(losses) on financial instruments	[1]	(12)				(11)		(11)	(1)
Gains/(losses) on cash flow hedges	[1]	63	[2]			63		63
Remeasurements of defined benefit pension plans net of tax		641					641	641
Currency retranslation gains/(losses)		(694)				(633)	(25)	(658)	(36)
Total comprehensive income		3,315				(581)	3,726	3,145	170
Dividends on ordinary capital		(1,925)					(1,925)	(1,925)
Repurchase of shares	[3]	(1,368)				(1,368)		(1,368)
Movements in treasury stock	[4]	(200)				(54)	(146)	(200)
Share-based payment credit	[5]	158					158	158
Dividends paid to non-controlling interests		(184)							(184)
Currency retranslation gains/(losses) net of tax		(3)			(3)			(3)
Other movements in equity		45				31	11	42	3
Ending balance at Jun. 30, 2017		16,818		484	131	(9,415)	25,003	16,203	615
Beginning balance at Dec. 31, 2017		14,387		484	130	(13,633)	26,648	13,629	758
Profit or loss for the period		3,237					3,039	3,039	198
Gains/(losses) on
Equity instruments at fair value through other comprehensive income	[1]	(4)	[2]			(4)		(4)
Gains/(losses) on cash flow hedges	[1]	36	[2]			35		35	1
Remeasurements of defined benefit pension plans net of tax		142					142	142
Currency retranslation gains/(losses)		(767)				(745)	(8)	(753)	(14)
Total comprehensive income		2,644				(714)	3,173	2,459	185
Dividends on ordinary capital		(2,037)					(2,037)	(2,037)
Repurchase of shares	[3]	(2,516)				(2,516)		(2,516)
Movements in treasury stock	[4]	(186)				(51)	(135)	(186)
Share-based payment credit	[5]	115					115	115
Dividends paid to non-controlling interests		(201)							(201)
Hedging gain/(loss) transferred to non-financial assets		96				96		96
Other movements in equity		(1)				50	(27)	23	(24)
Ending balance at Jun. 30, 2018		€ 12,301		€ 484	€ 130	€ (16,768)	€ 27,737	€ 11,583	€ 718

[1]	Classification in 2018 has changed following adoption of IFRS 9. See note 1 for further details.
[2]	Classification has changed following adoption of IFRS 9. See note 1 for further details.
[3]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 6 April 2017 and 19 April 2018. At 30 June 2018 these shares have not been cancelled and are recognised as treasury shares (see note 10).
[4]	Includes purchases and sales of treasury stock, and transfer from treasury stock to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[5]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.